Financial Instruments - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended				6 Months Ended	12 Months Ended		177 Months Ended	180 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 02, 2023 USD ($)	Aug. 11, 2023 shares	Oct. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent							$ 17,100	$ 369		$ 17,100
Percentage of then-outstanding preferred stock on an as-converted to common stock basis							99.2
Change in fair value of tranche and warrant liabilities							$ 10,855	2,186
Proceeds from exercise of preferred stock warrants						$ 9,630	$ 9,630	$ 0
Warrants outstanding (in shares) | shares	14,266,605						14,215,112	15,819,000		14,215,112		14,266,605
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Contingent earnout liability	$ 28,927						$ 18,632	$ 0		$ 18,632
Warrant repurchase program, authorized amount		$ 4,000
Payments for repurchase of warrants							20	0
Remeasurement gain							10,295
Assumption of preferred stock in connection with the Business Combination							34,150			560
Convertible Notes and Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from exercise of preferred stock warrants							9,630
Assumption of preferred stock in connection with the Business Combination									$ 57,466
SEPA derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of SEPA derivative liability							185			185	$ 183
Remeasurement gain							(2)
Contingent earnout liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of SEPA derivative liability							18,632			18,632
Remeasurement gain							10,295
Public and Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent							16,916			16,916
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 1,500						$ 9,855			$ 9,855
Warrants outstanding (in shares) | shares	8,333,272						8,281,779			8,281,779
Exercise price of warrants (in dollars per share) | $ / shares							$ 11.50			$ 11.50
Closing price (in dollars per share) | $ / shares	$ 0.18
Warrants repurchased (in shares) | shares							51,493
Payments for repurchase of warrants							$ 20
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 1,068						$ 7,061			$ 7,061
Warrants outstanding (in shares) | shares	5,933,333						5,933,333			5,933,333
MTAC Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 2,568						$ 16,916			$ 16,916
Series B-3 Convertible Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							$ 15,819			$ 15,819
Warrants to purchase Series B-3 preferred stock (in shares) | shares			2,239,309
Proceeds from exercise of preferred stock warrants			$ 4,530
Exercise price of warrants (in dollars per share) | $ / shares							$ 0.05			$ 0.05
Warrant liabilities and other long-term liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent							$ 0	16,188		$ 0
Series B-2 tranche liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							0	4,702		0
Series B-3 warrant liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current				$ 10,047	$ 4,654	$ 10,047	0	15,819		0			$ 11,966
Gain on expired warrants	$ 18
Series B-2 Preferred Stock, Second Tranche
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							3,109	2,250		3,109
Series B-2 Preferred Stock, Third Tranche
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							$ 3,238	$ 2,452		$ 3,238
Tranche and warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of tranche and warrant liabilities				$ 3,425	$ 584